Cover	6 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0001765850
Document Type	6-K
Current Fiscal Year End Date	--09-30
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Entity File Number	001-41734
Entity Registrant Name	Aurelion Inc.
Amendment Flag	false
Document Fiscal Period Focus	Q2